united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-22549

Northern Lights Fund Trust II
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	11/30

Date of reporting period:	5/31/24

Item 1. Reports to Stockholders.

(a)

North Star Bond Fund

Class I (NSBDX )

Semi-Annual Shareholder Report - May 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about North Star Bond Fund for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at www.nsinvestfunds.com. You can also request this information by contacting us at 1-855-580-0900.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$80	1.59%

How did the Fund perform during the reporting period?

The Fund performed in line with expectations and its benchmark for the six-month period ending 5-31-2024. There was no movement in the prevailing interest rates for our very short duration portfolio, the yield on the 10-year Treasury remained static, as did the 10-2 spread.  Additionally, we had no credit issues, which added together resulted in the Fund earning its net yield for the period. On the negative side, the Paramount Global mandatory convertible preferred declined as the conversion date approached and the underlying equity price remained depressed. Offsetting that decline, we had a positive bump from our bank preferred stocks that appreciated low double-digits during the period.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

North Star Bond Fund
Bloomberg U.S. Intermediate Aggregate Bond Index
Bloomberg Ba to B U.S. High Yield Index
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$15,540
$11,938
$11,190
12/19/14
05/31/15
05/31/16
05/31/17
05/31/18
05/31/19
05/31/20
05/31/21
05/31/22
05/31/23
05/31/24

	North Star Bond Fund	Bloomberg U.S. Intermediate Aggregate Bond Index	Bloomberg Ba to B U.S. High Yield Index
12/19/14	$10,000	$10,000	$10,000
05/31/15	$10,137	$10,144	$10,477
05/31/16	$10,259	$10,389	$10,435
05/31/17	$10,724	$10,527	$11,647
05/31/18	$10,855	$10,469	$11,844
05/31/19	$11,077	$11,065	$12,605
05/31/20	$10,829	$11,859	$13,098
05/31/21	$11,867	$11,909	$14,778
05/31/22	$11,382	$11,113	$14,047
05/31/23	$11,271	$10,971	$14,063
05/31/24	$11,938	$11,190	$15,540

Average Annual Total Returns

	6 Months	1 Year	5 years	Since Inception (12/19/2014)
North Star Bond Fund	2.99%	5.91%	1.51%	1.89%
Bloomberg U.S. Intermediate Aggregate Bond Index	2.07%	1.99%	0.22%	1.20%
Bloomberg Ba to B U.S. High Yield Index	4.88%	10.50%	4.28%	4.78%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$30,936,542
Number of Portfolio Holdings	35
Advisory Fee	$128,881
Portfolio Turnover	18%

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	80.1%
Money Market Funds	3.6%
Preferred Stocks	5.2%
U.S. Government & Agencies	11.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Consumer Discretionary
32.9%
Financials
24.4%
U.S. Treasury Obligations
11.1%
Consumer Staples
8.3%
Energy
7.0%
Health Care
7.0%
Real Estate
5.5%
Money Market Funds
3.6%
Other Assets in Excess of Liabilities
0.2%

Value	Value
Other Assets in Excess of Liabilities	0.2%
Money Market Funds	3.6%
Real Estate	5.5%
Health Care	7.0%
Energy	7.0%
Consumer Staples	8.3%
U.S. Treasury Obligations	11.1%
Financials	24.4%
Consumer Discretionary	32.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Gulfport Energy Corporation	4.6%
Old Republic International Corporation	4.5%
J M Smucker Company (The)	4.5%
Wintrust Financial Corporation	4.4%
Ford Motor Company	4.4%
Owens & Minor, Inc.	4.4%
Scotts Miracle-Gro Company (The)	4.3%
Wendy's International, LLC	4.3%
Goodyear Tire & Rubber Company (The)	4.2%
Hercules Capital, Inc.	4.1%

Material Fund Changes

No material changes occurred during the period ended May 31, 2024.

North Star Bond Fund - Class I (NSBDX )

Semi-Annual Shareholder Report - May 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.nsinvestfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053124-NSBDX

North Star Dividend Fund

Class I (NSDVX )

Semi-Annual Shareholder Report - May 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about North Star Dividend Fund for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at www.nsinvestfunds.com. You can also request this information by contacting us at 1-855-580-0900.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$71	1.41%

How did the Fund perform during the reporting period?

The Fund performed in line with its benchmark for the six-month period ending 5-31-2024. At the beginning of the period the consensus expectation was for short-term interest rates to decrease consistently in 2024, with six 25 basis points cuts in the Fed Funds rate as the base case scenario, Instead, there were none during the period. Dividend paying securities are particularly sensitive to short-term interest rates, as those rates provide an alternative for income-oriented investors. Nevertheless, many of the Fund’s holding fared well, led by absorbent minerals company (cat litter) Oil-Dri, and Superior Group of Companies, which provides uniforms and other branded products to their corporate customers. On the negative side, staffing company BGSF suspended its dividend while reviewing its strategic options, resulting in a sharp decline in its share price. Additionally, sporting goods manufacturer Escalade experienced a softening in demand and retailer overstocks that translated to lower earnings and stock price. The Fund’s regional bank holdings, which represented over 15% of the portfolio, generally treaded water faced with lower net interest margins due to their higher borrowing costs.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

North Star Dividend Fund
S&P 500® Index
Morningstar US Small Value TR USD
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$33,028
$19,665
$17,998
May-2014
May-2015
May-2016
May-2017
May-2018
May-2019
May-2020
May-2021
May-2022
May-2023
May-2024

	North Star Dividend Fund	S&P 500® Index	Morningstar US Small Value TR USD
May-2014	$10,000	$10,000	$10,000
May-2015	$10,194	$11,181	$10,729
May-2016	$10,832	$11,372	$10,514
May-2017	$12,565	$13,359	$12,071
May-2018	$14,240	$15,281	$13,586
May-2019	$12,649	$15,859	$11,952
May-2020	$11,418	$17,895	$9,806
May-2021	$18,177	$25,109	$17,963
May-2022	$16,505	$25,034	$17,968
May-2023	$15,266	$25,766	$15,681
May-2024	$17,998	$33,028	$19,665

Average Annual Total Returns

	6 Months	1 Year	5 years	10 Years
North Star Dividend Fund	11.02%	17.90%	7.31%	6.05%
S&P 500® Index	16.35%	28.19%	15.80%	12.69%
Morningstar US Small Value TR USD	13.81%	25.41%	10.47%	7.00%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$91,637,035
Number of Portfolio Holdings	50
Advisory Fee	$448,799
Portfolio Turnover	24%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	82.4%
Money Market Funds	10.7%
Preferred Stocks	1.0%
Reit	5.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Consumer Discretionary 25.6%
Financials 15.4%
Utilities 12.4%
Money Market Funds 10.7%
Industrials 8.0%
Real Estate 5.9%
Materials 5.8%
Consumer Staples 5.7%
Energy 4.8%
Technology 3.6%
Communications 1.0%
Health Care 0.9%
Other Assets in Excess of Liabilities 0.2%

Value	Value
Other Assets in Excess of Liabilities	0.2%
Health Care	0.9%
Communications	1.0%
Technology	3.6%
Energy	4.8%
Consumer Staples	5.7%
Materials	5.8%
Real Estate	5.9%
Industrials	8.0%
Money Market Funds	10.7%
Utilities	12.4%
Financials	15.4%
Consumer Discretionary	25.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	10.7%
Oil-Dri Corp of America	4.5%
Sprott, Inc.	4.0%
Superior Group of Companies, Inc.	3.3%
LSI Industries, Inc.	3.1%
Ethan Allen Interiors, Inc.	3.1%
Compass Diversified Holdings	3.0%
Postal Realty Trust, Inc.	2.8%
Escalade, Inc.	2.8%
Rocky Brands, Inc.	2.8%

Material Fund Changes

No material changes occurred during the period ended May 31, 2024.

North Star Dividend Fund - Class I (NSDVX )

Semi-Annual Shareholder Report - May 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.nsinvestfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053124-NSDVX

North Star Micro Cap Fund

Class I (NSMVX )

Semi-Annual Shareholder Report - May 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about North Star Micro Cap Fund for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at www.nsinvestfunds.com. You can also request this information by contacting us at 1-855-580-0900.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$67	1.34%

How did the Fund perform during the reporting period?

The Fund outperformed its benchmarks during the six-month period ending 5-31-2024, with most of the gains coming from companies that service industrial markets and a handful of consumer companies that rebounded from depressed levels. The top contributor was school bus manufacturer Blue Bird, fueled (pun intended) by their dominant position in electric and natural gas-powered buses. United States Lime &  Minerals also contributed to the positive performance as demand surged for construction materials. Western apparel and footwear were in fashion which translated to sizeable gains in Boot Barn Holdings, the dominant retailer in the category. The biggest detractors to the Fund’s performance were its holdings in sporting goods companies Escalade and Johnson Outdoors, both had enjoyed robust sales during the pandemic that came to a halt leaving the retailers’ shelves stocked with excess inventory. Another company that performed well during the pandemic but then poorly subsequently and subtracted from performance, was online automotive aftermarkets parts provider CarParts.com.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

North Star Micro Cap Fund
S&P 500® Index
Morningstar US Small Value TR USD
$38,000
$32,000
$26,000
$20,000
$14,000
$8,000
$33,028
$19,665
$19,553
May-2014
May-2015
May-2016
May-2017
May-2018
May-2019
May-2020
May-2021
May-2022
May-2023
May-2024

	North Star Micro Cap Fund	S&P 500® Index	Morningstar US Small Value TR USD
May-2014	$10,000	$10,000	$10,000
May-2015	$10,365	$11,181	$10,729
May-2016	$9,377	$11,372	$10,514
May-2017	$11,572	$13,359	$12,071
May-2018	$12,723	$15,281	$13,586
May-2019	$11,488	$15,859	$11,952
May-2020	$11,382	$17,895	$9,806
May-2021	$21,920	$25,109	$17,963
May-2022	$16,545	$25,034	$17,968
May-2023	$15,354	$25,766	$15,681
May-2024	$19,553	$33,028	$19,665

Average Annual Total Returns

	6 Months	1 Year	5 years	10 Years
North Star Micro Cap Fund	17.12%	27.34%	11.22%	6.94%
S&P 500® Index	16.35%	28.19%	15.80%	12.69%
Morningstar US Small Value TR USD	13.81%	25.41%	10.47%	7.00%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$116,474,243
  Number of Portfolio Holdings53
  Advisory Fee $544,307
  Portfolio Turnover14%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	88.6%
Money Market Funds	9.6%
Reit	1.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Consumer Discretionary 39.9%
Industrials 23.9%
Money Market Funds 9.6%
Energy 7.1%
Technology 6.2%
Materials 4.9%
Financials 3.3%
Consumer Staples 2.5%
Real Estate 1.9%
Health Care 1.0%
Liabilities in Excess of Other Assets -0.3%

Value	Value
Liabilities in Excess of Other Assets	-0.3%
Health Care	1.0%
Real Estate	1.9%
Consumer Staples	2.5%
Financials	3.3%
Materials	4.9%
Technology	6.2%
Energy	7.1%
Money Market Funds	9.6%
Industrials	23.9%
Consumer Discretionary	39.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	9.6%
Blue Bird Corporation	5.0%
United States Lime & Minerals, Inc.	3.8%
Build-A-Bear Workshop, Inc.	3.8%
Green Brick Partners, Inc.	3.5%
Rocky Brands, Inc.	3.4%
Barrett Business Services, Inc.	3.2%
QEP Company, Inc.	2.9%
Escalade, Inc.	2.8%
Eastern Company (The)	2.8%

Material Fund Changes

No material changes occurred during the period ended May 31, 2024.

North Star Micro Cap Fund - Class I (NSMVX )

Semi-Annual Shareholder Report - May 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.nsinvestfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053124-NSMVX

North Star Opportunity Fund

Class I (NSOIX )

Semi-Annual Shareholder Report - May 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about North Star Opportunity Fund for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at www.nsinvestfunds.com. You can also request this information by contacting us at 1-855-580-0900.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$65	1.30%

How did the fund perform last year?

The Fund performed in line with its benchmark for the six-month period ending 5-31-2024. Our technology holdings, which represent approximately 18% of the portfolio, were the biggest positive contributors, led by Nvidia, Advanced Micro Devices, and Qualcomm. Big banks JPMorgan Chase and Bank of America also performed well, as did Western apparel retailer Boot Barn. As a group our other small caps underperformed, with staffing company BGSF and online automotive aftermarkets parts provider CarParts.com both weighing on results. We have subsequently exited those two positions. Our fixed income sleeve of 15% of the Fund was positioned primarily in short-term Treasuries that performed as expected. Consumer Discretionary represents our largest sector allocation, and produced mixed results, as lower-end consumers were pressured by high prices and dialed back their spending. Paramount Global share price traded down as its controlling shareholder, Sheri Redstone’s National Amusements, engaged in a quixotic sales process that titled at windmills and was unable to consummate a transaction.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

North Star Opportunity Fund
S&P 500® Index
S&P Target Risk Aggressive Index
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$33,028
$20,621
$18,291
May-2014
May-2015
May-2016
May-2017
May-2018
May-2019
May-2020
May-2021
May-2022
May-2023
May-2024

	North Star Opportunity Fund	S&P 500® Index	S&P Target Risk Aggressive Index
May-2014	$10,000	$10,000	$10,000
May-2015	$10,544	$11,181	$10,699
May-2016	$9,707	$11,372	$10,382
May-2017	$11,324	$13,359	$11,923
May-2018	$12,056	$15,281	$13,088
May-2019	$12,038	$15,859	$13,080
May-2020	$13,249	$17,895	$13,747
May-2021	$18,360	$25,109	$18,364
May-2022	$17,210	$25,034	$17,201
May-2023	$15,593	$25,766	$17,309
May-2024	$18,291	$33,028	$20,621

Average Annual Total Returns

	6 Months	1 Year	5 years	10 Years
North Star Opportunity Fund	11.68%	17.30%	8.73%	6.22%
S&P 500® Index	16.35%	28.19%	15.80%	12.69%
S&P Target Risk Aggressive Index	12.21%	19.14%	9.53%	7.51%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$132,073,282
Number of Portfolio Holdings	53
Advisory Fee (net of waivers)	$626,735
Portfolio Turnover	14%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	80.8%
Corporate Bonds	2.9%
Money Market Funds	4.2%
Preferred Stocks	1.1%
Reit	3.6%
U.S. Government & Agencies	7.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials 19.4%
Technology 17.4%
Consumer Discretionary 16.4%
Health Care 10.4%
U.S. Treasury Obligations 7.4%
Communications 5.3%
Energy 5.1%
Industrials 5.1%
Consumer Staples 4.3%
Money Market Funds 4.2%
Real Estate 3.6%
Materials 1.6%
Liabilities in Excess of Other Assets -0.2%

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Materials	1.6%
Real Estate	3.6%
Money Market Funds	4.2%
Consumer Staples	4.3%
Industrials	5.1%
Energy	5.1%
Communications	5.3%
U.S. Treasury Obligations	7.4%
Health Care	10.4%
Consumer Discretionary	16.4%
Technology	17.4%
Financials	19.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Advanced Micro Devices, Inc.	4.5%
Blackstone, Inc.	4.2%
First American Treasury Obligations Fund, Class X	4.2%
Apple, Inc.	4.1%
QUALCOMM, Inc.	4.0%
JPMorgan Chase & Company	3.7%
KKR & Company, Inc.	3.7%
Alphabet, Inc., Class A	3.5%
Bank of America Corporation	3.3%
AbbVie, Inc.	3.0%

Material Fund Changes

No material changes occurred during the period ended May 31, 2024.

North Star Opportunity Fund - Class I (NSOIX )

Semi-Annual Shareholder Report - May 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.nsinvestfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053124-NSOIX

North Star Opportunity Fund

Class A (NSOPX )

Semi-Annual Shareholder Report - May 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about North Star Opportunity Fund for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at www.nsinvestfunds.com. You can also request this information by contacting us at 1-855-580-0900.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$78	1.55%

How did the fund perform last year?

The Fund performed in line with its benchmark for the six-month period ending 5-31-2024. Our technology holdings, which represent approximately 18% of the portfolio, were the biggest positive contributors, led by Nvidia, Advanced Micro Devices, and Qualcomm. Big banks JPMorgan Chase and Bank of America also performed well, as did Western apparel retailer Boot Barn. As a group our other small caps underperformed, with staffing company BGSF and online automotive aftermarkets parts provider CarParts.com both weighing on results. We have subsequently exited those two positions. Our fixed income sleeve of 15% of the Fund was positioned primarily in short-term Treasuries that performed as expected. Consumer Discretionary represents our largest sector allocation, and produced mixed results, as lower-end consumers were pressured by high prices and dialed back their spending. Paramount Global share price traded down as its controlling shareholder, Sheri Redstone’s National Amusements, engaged in a quixotic sales process that titled at windmills and was unable to consummate a transaction.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

North Star Opportunity Fund
S&P 500® Index
S&P Target Risk Aggressive Index
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$33,028
$20,621
$16,892
May-2014
May-2015
May-2016
May-2017
May-2018
May-2019
May-2020
May-2021
May-2022
May-2023
May-2024

	North Star Opportunity Fund	S&P 500® Index	S&P Target Risk Aggressive Index
May-2014	$9,426	$10,000	$10,000
May-2015	$9,923	$11,181	$10,699
May-2016	$9,150	$11,372	$10,382
May-2017	$10,642	$13,359	$11,923
May-2018	$11,305	$15,281	$13,088
May-2019	$11,254	$15,859	$13,080
May-2020	$12,361	$17,895	$13,747
May-2021	$17,084	$25,109	$18,364
May-2022	$15,974	$25,034	$17,201
May-2023	$14,438	$25,766	$17,309
May-2024	$16,892	$33,028	$20,621

Average Annual Total Returns

	6 Months	1 Year	5 years	10 Years
North Star Opportunity Fund	11.49%	17.00%	8.46%	6.01%
S&P 500® Index	16.35%	28.19%	15.80%	12.69%
S&P Target Risk Aggressive Index	12.21%	19.14%	9.53%	7.51%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$132,073,282
Number of Portfolio Holdings	53
Advisory Fee (net of waivers)	$626,735
Portfolio Turnover	14%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	80.8%
Corporate Bonds	2.9%
Money Market Funds	4.2%
Preferred Stocks	1.1%
Reit	3.6%
U.S. Government & Agencies	7.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Materials	1.6%
Real Estate	3.6%
Money Market Funds	4.2%
Consumer Staples	4.3%
Industrials	5.1%
Energy	5.1%
Communications	5.3%
U.S. Treasury Obligations	7.4%
Health Care	10.4%
Consumer Discretionary	16.4%
Technology	17.4%
Financials	19.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Advanced Micro Devices, Inc.	4.5%
Blackstone, Inc.	4.2%
First American Treasury Obligations Fund, Class X	4.2%
Apple, Inc.	4.1%
QUALCOMM, Inc.	4.0%
JPMorgan Chase & Company	3.7%
KKR & Company, Inc.	3.7%
Alphabet, Inc., Class A	3.5%
Bank of America Corporation	3.3%
AbbVie, Inc.	3.0%

Material Fund Changes

No material changes occurred during the period ended May 31, 2024.

North Star Opportunity Fund - Class A (NSOPX )

Semi-Annual Shareholder Report - May 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.nsinvestfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053124-NSOPX

North Star Small Cap Value Fund

Investor Class (WSCVX)

Semi-Annual Shareholder Report - May 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about North Star Small Cap Value Fund for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at www.nsinvestfunds.com. You can also request this information by contacting us at 1-855-580-0900.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$60	1.21%

How did the Fund perform during the reporting period?

The Fund outperformed its benchmarks during the six-month period ending 5-31-2024, driven by gains in almost every security. The top contributors were school bus manufacturer Blue Bird (fueled (pun intended) by their dominant position in electric and natural gas-powered buses), heating and cooling company Comfort Systems, and metal coating solutions company AZZ. All of those companies service niche industrial markets that rebounded from the pandemic downturn. There were no significant detractors, although the Fund’s consumer companies fared the worst, with Denny’s and Johnson Outdoors posting small losses. Quick service restaurants such as Denny’s were faced with lower demand and higher costs, both related to inflationary pressures. Sporting goods companies went through a rollercoaster period, with supply shortages combined with a surge in consumer demand followed by softening demand and excess inventory built up at retailers.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

North Star Small Cap Value Fund
S&P 500® Index
Morningstar US Small Value TR USD
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$33,028
$19,665
$18,785
May-2014
May-2015
May-2016
May-2017
May-2018
May-2019
May-2020
May-2021
May-2022
May-2023
May-2024

	North Star Small Cap Value Fund	S&P 500® Index	Morningstar US Small Value TR USD
May-2014	$10,000	$10,000	$10,000
May-2015	$10,113	$11,181	$10,729
May-2016	$9,558	$11,372	$10,514
May-2017	$11,493	$13,359	$12,071
May-2018	$13,069	$15,281	$13,586
May-2019	$11,246	$15,859	$11,952
May-2020	$9,605	$17,895	$9,806
May-2021	$16,324	$25,109	$17,963
May-2022	$15,387	$25,034	$17,968
May-2023	$14,851	$25,766	$15,681
May-2024	$18,785	$33,028	$19,665

Average Annual Total Returns

	6 Months	1 Year	5 years	10 Years
North Star Small Cap Value Fund	20.24%	26.49%	10.81%	6.51%
S&P 500® Index	16.35%	28.19%	15.80%	12.69%
Morningstar US Small Value TR USD	13.81%	25.41%	10.47%	7.00%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$37,492,912
Number of Portfolio Holdings	43
Advisory Fee (net of waivers)	$84,872
Portfolio Turnover	21%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	88.8%
Money Market Funds	7.2%
Reit	4.0%

What did the Fund invest in?

Sector Weightings

Industrials
34.6%
Consumer Discretionary
17.0%
Energy
12.1%
Financials
10.2%
Technology
8.5%
Money Market Funds
7.2%
Real Estate
3.9%
Materials
3.0%
Utilities
2.2%
Health Care
1.1%
Other Assets in Excess of Liabilities
0.2%

Value	Value
Other Assets in Excess of Liabilities	0.2%
Health Care	1.1%
Utilities	2.2%
Materials	3.0%
Real Estate	3.9%
Money Market Funds	7.2%
Technology	8.5%
Financials	10.2%
Energy	12.1%
Consumer Discretionary	17.0%
Industrials	34.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	7.2%
Comfort Systems USA, Inc.	4.9%
Blue Bird Corporation	4.5%
AZZ, Inc.	4.1%
OSI Systems, Inc.	3.9%
VSE Corporation	3.8%
Alamo Group, Inc.	3.1%
Skyline Champion Corporation	3.0%
US Silica Holdings, Inc.	2.8%
Hackett Group, Inc. (The)	2.8%

Material Fund Changes

No material changes occurred during the period ended May 31, 2024.

North Star Small Cap Value Fund

Semi-Annual Shareholder Report - May 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.nsinvestfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053124-WSCVX

North Star Small Cap Value Fund

Institutional Class (WFICX)

Semi-Annual Shareholder Report - May 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about North Star Small Cap Value Fund for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at www.nsinvestfunds.com. You can also request this information by contacting us at 1-855-580-0900.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$49	0.98%

How did the Fund perform during the reporting period?

The Fund outperformed its benchmarks during the six-month period ending 5-31-2024, driven by gains in almost every security. The top contributors were school bus manufacturer Blue Bird (fueled (pun intended) by their dominant position in electric and natural gas-powered buses), heating and cooling company Comfort Systems, and metal coating solutions company AZZ. All of those companies service niche industrial markets that rebounded from the pandemic downturn. There were no significant detractors, although the Fund’s consumer companies fared the worst, with Denny’s and Johnson Outdoors posting small losses. Quick service restaurants such as Denny’s were faced with lower demand and higher costs, both related to inflationary pressures. Sporting goods companies went through a rollercoaster period, with supply shortages combined with a surge in consumer demand followed by softening demand and excess inventory built up at retailers.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

North Star Small Cap Value Fund
S&P 500® Index
Morningstar US Small Value TR USD
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$23,062
$18,087
$17,447
12/31/18
05/31/19
05/31/20
05/31/21
05/31/22
05/31/23
05/31/24

	North Star Small Cap Value Fund	S&P 500® Index	Morningstar US Small Value TR USD
12/31/18	$10,000	$10,000	$10,000
05/31/19	$10,706	$11,074	$10,604
05/31/20	$9,170	$12,495	$8,700
05/31/21	$15,622	$17,533	$15,937
05/31/22	$14,743	$17,480	$15,942
05/31/23	$14,263	$17,991	$13,912
05/31/24	$18,087	$23,062	$17,447

Average Annual Total Returns

	6 Months	1 Year	5 years	Since Inception (12/31/2018)
North Star Small Cap Value Fund	20.34%	26.81%	11.06%	11.57%
S&P 500® Index	16.35%	28.19%	15.80%	16.69%
Morningstar US Small Value TR USD	13.81%	25.41%	10.47%	10.83%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$37,492,912
Number of Portfolio Holdings	43
Advisory Fee (net of waivers)	$84,872
Portfolio Turnover	21%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	88.8%
Money Market Funds	7.2%
Reit	4.0%

What did the Fund invest in?

Sector Weightings

Value	Value
Other Assets in Excess of Liabilities	0.2%
Health Care	1.1%
Utilities	2.2%
Materials	3.0%
Real Estate	3.9%
Money Market Funds	7.2%
Technology	8.5%
Financials	10.2%
Energy	12.1%
Consumer Discretionary	17.0%
Industrials	34.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	7.2%
Comfort Systems USA, Inc.	4.9%
Blue Bird Corporation	4.5%
AZZ, Inc.	4.1%
OSI Systems, Inc.	3.9%
VSE Corporation	3.8%
Alamo Group, Inc.	3.1%
Skyline Champion Corporation	3.0%
US Silica Holdings, Inc.	2.8%
Hackett Group, Inc. (The)	2.8%

Material Fund Changes

No material changes occurred during the period ended May 31, 2024.

North Star Small Cap Value Fund

Semi-Annual Shareholder Report - May 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.nsinvestfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053124-WFICX

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

North Star Opportunity Fund
Class I Shares (Symbol: NSOIX) Class A Shares (Symbol: NSOPX)

North Star Micro Cap Fund
Class I Shares (Symbol: NSMVX)

North Star Dividend Fund
Class I Shares (Symbol: NSDVX)

North Star Bond Fund
Class I Shares (Symbol: NSBDX)

North Star Small Cap Value Fund
Investor Class Shares (Symbol: WSCVX) Institutional Class Shares (Symbol: WFICX)

Semi-Annual Report
May 31, 2024

www.nsinvestfunds.com Investor Information: 855-580-0900

Distributed by Northern Lights Distributors, LLC Member FINRA

NORTH STAR OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 84.6%
	ASSET MANAGEMENT - 10.6%
46,000	Blackstone, Inc.	$5,543,000
160,000	Compass Diversified Holdings	3,641,600
47,000	KKR & Company, Inc.	4,833,480
		14,018,080
	BANKING - 7.0%
108,000	Bank of America Corporation	4,318,920
24,000	JPMorgan Chase & Company	4,863,120
		9,182,040
	BEVERAGES - 1.8%
14,000	PepsiCo, Inc.	2,420,600

	BIOTECH & PHARMA - 7.4%
25,000	AbbVie, Inc.	4,031,000
90,000	Pfizer, Inc.	2,579,400
19,000	Zoetis, Inc.	3,221,640
		9,832,040
	COMMERCIAL SUPPORT SERVICES - 1.0%
181,000	BGSF, Inc.	1,257,950

	E-COMMERCE DISCRETIONARY - 2.9%
22,000	Amazon.com, Inc.(a)	3,881,680

	ELECTRICAL EQUIPMENT - 2.9%
31,000	Carrier Global Corporation	1,958,890
1,980,000	Orion Energy Systems, Inc.(a)	1,900,998
		3,859,888
	ENTERTAINMENT CONTENT - 1.8%
200,000	Paramount Global, Class B	2,382,000

	HEALTH CARE FACILITIES & SERVICES - 2.2%
23,000	CVS Health Corporation	1,370,800
3,000	UnitedHealth Group, Inc.	1,486,110
		2,856,910

The accompanying notes are an integral part of these financial statements.

NORTH STAR OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 84.6% (Continued)
	INTERNET MEDIA & SERVICES - 3.5%
27,000	Alphabet, Inc., Class A(a)	$4,657,500

	LEISURE FACILITIES & SERVICES - 6.1%
83,000	Madison Square Garden Entertainment Corporation(a)	2,949,820
73,000	Sphere Entertainment Company(a)	2,664,500
140,000	Wendy’s Company (The)	2,443,000
		8,057,320
	LEISURE PRODUCTS - 1.5%
125,000	Topgolf Callaway Brands Corporation(a)	1,956,250

	METALS & MINING - 1.6%
39,000	Freeport-McMoRan, Inc.	2,056,470

	MULTI ASSET CLASS REIT - 1.0%
160,000	LXP Industrial Trust	1,360,000

	OIL & GAS PRODUCERS - 3.9%
45,000	APA Corporation	1,373,850
15,500	Exxon Mobil Corporation	1,817,530
100,000	Kinder Morgan, Inc.	1,949,000
		5,140,380
	OIL & GAS SERVICES & EQUIPMENT - 1.2%
101,000	US Silica Holdings, Inc.(a)	1,564,490

	RETAIL - CONSUMER STAPLES - 2.5%
21,000	Target Corporation	3,279,360

	RETAIL - DISCRETIONARY - 2.2%
25,000	Boot Barn Holdings, Inc.(a)	2,973,250

	RETAIL REIT - 1.5%
37,000	Realty Income Corporation	1,963,220

The accompanying notes are an integral part of these financial statements.

NORTH STAR OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares				Fair Value
	COMMON STOCKS — 84.6% (Continued)
	SEMICONDUCTORS - 9.7%
35,500	Advanced Micro Devices, Inc.(a)			$5,924,950
1,500	NVIDIA Corporation			1,644,495
26,000	QUALCOMM, Inc.			5,305,300
				12,874,745
	SPECIALTY REIT - 1.1%
34,000	EPR Properties			1,395,360

	TECHNOLOGY HARDWARE - 5.4%
28,000	Apple, Inc.			5,383,000
37,000	Cisco Systems, Inc.			1,720,500
				7,103,500
	TECHNOLOGY SERVICES - 2.3%
25,000	Paychex, Inc.			3,004,000

	TRANSPORTATION & LOGISTICS - 1.3%
12,000	United Parcel Service, Inc.			1,667,160

	WHOLESALE - DISCRETIONARY - 2.2%
81,300	Acme United Corporation			2,885,337

	TOTAL COMMON STOCKS (Cost $58,173,261)			111,629,530

	PREFERRED STOCK — 1.1%
	ASSET MANAGEMENT — 1.1%
60,000	Compass Diversified Holdings – Series B, 7.875% (Cost $1,343,894)			1,479,000

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 2.9%
	HEALTH CARE FACILITIES & SERVICES — 0.8%
1,000,000	Owens & Minor, Inc.	4.3750	12/15/24	994,052

	INSTITUTIONAL FINANCIAL SERVICES — 0.7%
1,000,000	Lazard Group, LLC	3.7500	02/13/25	983,909

The accompanying notes are an integral part of these financial statements.

NORTH STAR OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 2.9% (Continued)
	LEISURE FACILITIES & SERVICES — 1.4%
1,850,000	Wendy’s International, LLC	7.0000	12/15/25	$1,857,881

	TOTAL CORPORATE BONDS (Cost $3,898,557)			3,835,842

		Yield Rate (%)
	U.S. GOVERNMENT & AGENCIES — 7.4%
	U.S. TREASURY BILLS — 5.2%
1,500,000	United States Treasury Bill(b)	5.1400	08/08/24	1,485,565
1,000,000	United States Treasury Bill(b)	5.1900	09/05/24	986,383
1,000,000	United States Treasury Bill(b)	5.2600	10/10/24	981,334
1,000,000	United States Treasury Bill(b)	5.2700	11/29/24	974,385
1,000,000	United States Treasury Bill(b)	5.2000	12/26/24	971,106
1,500,000	United States Treasury Bill(b)	5.0900	01/23/25	1,452,030
				6,850,803

		Coupon Rate
		(%)
	U.S. TREASURY NOTES — 2.2%
1,000,000	United States Treasury Note	3.8750	03/31/25	989,190
1,000,000	United States Treasury Note	3.8750	04/30/25	988,071
1,000,000	United States Treasury Note	4.2500	05/31/25	990,692
				2,967,953

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $9,819,106)			9,818,756

Shares
	SHORT-TERM INVESTMENT - 4.2%
	MONEY MARKET FUND - 4.2%
5,523,760	First American Treasury Obligations Fund, Class X, 5.22% (Cost $5,523,760)(c)			5,523,760

	TOTAL INVESTMENTS - 100.2% (Cost $78,758,578)			$132,286,888
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%			(213,606)
	NET ASSETS - 100.0%			$132,073,282

LLC	- Limited Liability Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Zero coupon bond. Rate disclosed is the current yield as of May 31, 2024.

(c)	Rate disclosed is the seven day effective yield as of May 31, 2024.

The accompanying notes are an integral part of these financial statements.

NORTH STAR MICRO CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 90.7%
	AEROSPACE & DEFENSE - 1.0%
20,300	Ducommun, Inc.(a)	$1,181,054

	APPAREL & TEXTILE PRODUCTS - 8.9%
149,000	Lakeland Industries, Inc.	2,746,070
39,000	Movado Group, Inc.	1,033,500
102,500	Rocky Brands, Inc.	3,996,474
125,000	Superior Group of Companies, Inc.	2,561,250
		10,337,294
	ASSET MANAGEMENT - 0.9%
88,900	Westwood Holdings Group, Inc.	1,079,246

	AUTOMOTIVE - 2.6%
49,500	Miller Industries, Inc.	3,009,600

	BANKING - 2.1%
50,500	Bar Harbor Bankshares	1,326,635
50,000	First Busey Corporation	1,130,500
		2,457,135
	COMMERCIAL SUPPORT SERVICES - 7.8%
609,000	ARC Document Solutions, Inc.	1,626,030
28,000	Barrett Business Services, Inc.	3,705,520
107,000	Hackett Group, Inc. (The)	2,387,170
150,000	Quest Resource Holding Corporation(a)	1,326,000
		9,044,720
	CONSTRUCTION MATERIALS - 4.9%
19,000	Apogee Enterprises, Inc.	1,234,430
13,000	United States Lime & Minerals, Inc.	4,455,620
		5,690,050
	E-COMMERCE DISCRETIONARY - 3.8%
128,000	1-800-Flowers.com, Inc., Class A(a)	1,239,040
614,000	CarParts.com, Inc.(a)	724,520
126,000	Liquidity Services, Inc.(a)	2,470,860
		4,434,420

The accompanying notes are an integral part of these financial statements.

NORTH STAR MICRO CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 90.7% (Continued)
	ELECTRICAL EQUIPMENT - 1.0%
41,000	Allient, Inc.	$1,111,100

	FOOD - 0.9%
15,000	Nathan’s Famous, Inc.	1,063,350

	HOME & OFFICE PRODUCTS - 1.8%
70,000	ACCO Brands Corporation	356,300
88,051	Hamilton Beach Brands Holding Company, Class A	1,686,177
		2,042,477
	HOME CONSTRUCTION - 5.6%
76,000	Green Brick Partners, Inc.(a)	4,149,600
143,000	Interface, Inc.	2,303,730
		6,453,330
	HOUSEHOLD PRODUCTS - 1.6%
19,800	Central Garden & Pet Company(a)	860,310
4,950	Central Garden & Pet Company, Class A(a)	184,883
157,000	Crown Crafts, Inc.	819,540
		1,864,733
	INDUSTRIAL INTERMEDIATE PROD - 2.8%
120,000	Eastern Company (The)	3,249,600

	INSURANCE - 0.3%
16,000	Tiptree, Inc.	279,680

	LEISURE FACILITIES & SERVICES - 2.0%
125,600	Century Casinos, Inc.(a)	335,352
274,000	Denny’s Corporation(a)	2,000,200
		2,335,552
	LEISURE PRODUCTS - 4.5%
238,000	Escalade, Inc.	3,279,640
54,500	Johnson Outdoors, Inc., Class A	1,983,255
		5,262,895
	MACHINERY - 6.4%
16,100	Alamo Group, Inc.	3,058,839

The accompanying notes are an integral part of these financial statements.

NORTH STAR MICRO CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 90.7% (Continued)
	MACHINERY - 6.4% (Continued)
116,499	QEP Company, Inc.	$3,320,222
10,500	Tennant Company	1,077,930
		7,456,991
	MEDICAL EQUIPMENT & DEVICES - 1.0%
673,000	Accuray, Inc.(a)	1,191,210

	OIL & GAS PRODUCERS - 3.2%
425,000	Evolution Petroleum Corporation	2,443,750
50,000	World Kinect Corporation	1,317,000
		3,760,750
	OIL & GAS SERVICES & EQUIPMENT - 3.8%
146,000	ProPetro Holding Corporation(a)	1,398,680
197,500	US Silica Holdings, Inc.(a)	3,059,275
		4,457,955
	RETAIL - DISCRETIONARY - 7.9%
21,000	Boot Barn Holdings, Inc.(a)	2,497,530
162,000	Build-A-Bear Workshop, Inc.	4,385,340
79,000	Ethan Allen Interiors, Inc.	2,299,690
		9,182,560
	SOFTWARE - 3.0%
170,000	Cantaloupe, Inc.(a)	1,217,200
183,000	Mitek Systems, Inc.(a)	2,296,650
		3,513,850
	SPECIALTY REIT - 1.8%
163,000	Postal Realty Trust, Inc.	2,180,940

	TECHNOLOGY HARDWARE - 3.2%
83,000	AstroNova, Inc.(a)	1,486,530
67,000	Vishay Precision Group, Inc.(a)	2,262,590
		3,749,120
	TRANSPORTATION EQUIPMENT - 5.0%
102,000	Blue Bird Corporation(a)	5,815,020

The accompanying notes are an integral part of these financial statements.

NORTH STAR MICRO CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 90.7% (Continued)
	WHOLESALE - DISCRETIONARY - 2.9%
91,000	Acme United Corporation	$3,229,590
20,000	Hudson Technologies, Inc.(a)	178,200
		3,407,790

	TOTAL COMMON STOCKS (Cost $67,682,475)	105,612,422

	SHORT-TERM INVESTMENT - 9.6%
	MONEY MARKET FUND - 9.6%
11,153,720	First American Treasury Obligations Fund, Class X, 5.22% (Cost $11,153,720)(b)	11,153,720

	TOTAL INVESTMENTS - 100.3% (Cost $78,836,195)	$116,766,142
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(291,899)
	NET ASSETS - 100.0%	$116,474,243

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of May 31, 2024.

The accompanying notes are an integral part of these financial statements.

NORTH STAR DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 88.1%
	APPAREL & TEXTILE PRODUCTS - 10.0%
65,000	Movado Group, Inc.	$1,722,500
66,650	Rocky Brands, Inc.	2,598,684
148,000	Superior Group of Companies, Inc.	3,032,520
59,000	Weyco Group, Inc.	1,803,630
		9,157,334
	ASSET MANAGEMENT - 9.1%
122,300	Compass Diversified Holdings	2,783,548
81,000	Sprott, Inc.	3,635,280
153,700	Westwood Holdings Group, Inc.	1,865,918
		8,284,746
	BANKING - 4.3%
15,850	Bank of Hawaii Corporation	915,179
76,500	Bar Harbor Bankshares	2,009,655
10,000	Wintrust Financial Corporation	986,100
		3,910,934
	CHEMICALS - 4.5%
49,000	Oil-Dri Corp of America	4,094,440

	COMMERCIAL SUPPORT SERVICES - 4.9%
23,200	ABM Industries, Inc.	1,096,664
703,000	ARC Document Solutions, Inc.	1,877,010
45,000	Ennis, Inc.	946,350
53,000	Resources Connection, Inc.	606,850
		4,526,874
	CONSTRUCTION MATERIALS - 1.3%
18,100	Apogee Enterprises, Inc.	1,175,957

	ELECTRIC UTILITIES - 5.1%
38,000	Northwestern Energy Group, Inc.	1,974,480
10,500	Otter Tail Corporation	949,935
33,500	Unitil Corporation	1,791,915
		4,716,330

The accompanying notes are an integral part of these financial statements.

NORTH STAR DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 88.1% (Continued)
	ELECTRICAL EQUIPMENT - 3.1%
178,000	LSI Industries, Inc.	$2,826,640

	FOOD - 1.4%
68,000	WK Kellogg Company	1,291,320

	GAS & WATER UTILITIES - 7.3%
25,000	Artesian Resources Corporation, Class A	896,750
162,000	Global Water Resources, Inc.	2,093,040
48,000	Northwest Natural Holding Company	1,796,160
90,000	RGC Resources, Inc.	1,863,000
		6,648,950
	HEALTH CARE FACILITIES & SERVICES - 0.9%
35,000	Patterson Companies, Inc.	860,650

	HOME & OFFICE PRODUCTS - 4.3%
84,000	ACCO Brands Corporation	427,560
64,000	Flexsteel Industries, Inc.	2,291,200
64,000	Hamilton Beach Brands Holding Company, Class A	1,225,600
		3,944,360
	HOUSEHOLD PRODUCTS - 3.0%
169,000	Crown Crafts, Inc.(a)	882,180
66,000	Energizer Holdings, Inc.	1,888,920
		2,771,100
	LEISURE FACILITIES & SERVICES - 1.9%
100,000	Wendy’s Company (The)	1,745,000

	LEISURE PRODUCTS - 2.8%
190,000	Escalade, Inc.	2,618,200

	MULTI ASSET CLASS REITS - 1.0%
107,000	LXP Industrial Trust	909,500

	OIL & GAS PRODUCERS - 3.3%
367,000	Evolution Petroleum Corporation	2,110,250

The accompanying notes are an integral part of these financial statements.

NORTH STAR DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 88.1% (Continued)
	OIL & GAS PRODUCERS - 3.3% (Continued)
146,000	Granite Ridge Resources, Inc.	$956,300
		3,066,550
	OIL & GAS SERVICES & EQUIPMENT - 1.4%
121,000	Select Water Solutions, Inc., Class A	1,322,530

	RESIDENTIAL REIT - 2.1%
125,000	UMH Properties, Inc.	1,890,000

	RETAIL - CONSUMER STAPLES - 1.3%
38,000	Village Super Market, Inc., Class A	1,155,200

	RETAIL - DISCRETIONARY - 5.6%
22,000	Buckle, Inc. (The)	847,880
96,300	Ethan Allen Interiors, Inc.	2,803,293
61,000	Monro, Inc.	1,442,650
		5,093,823
	SEMICONDUCTORS - 1.0%
11,300	NVE Corporation	876,089

	SOFTWARE - 1.9%
175,000	American Software, Inc., Class A	1,795,500

	SPECIALTY FINANCE - 2.1%
14,000	GATX Corporation	1,931,440

	SPECIALTY REIT - 2.8%
196,000	Postal Realty Trust, Inc.	2,622,480

	TECHNOLOGY SERVICES - 0.7%
16,100	Value Line, Inc.	608,580

The accompanying notes are an integral part of these financial statements.

NORTH STAR DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 88.1% (Continued)
	TELECOMMUNICATIONS - 1.0%
58,000	Spok Holdings, Inc.	$882,180

	TOTAL COMMON STOCKS (Cost $63,338,095)	80,726,707

	PREFERRED STOCK — 1.0%
	HOME CONSTRUCTION — 1.0%
40,000	Green Brick Partners, Inc.- Series A, 5.750% (Cost $846,709)	888,800

	SHORT-TERM INVESTMENT — 10.7%
	MONEY MARKET FUND - 10.7%
9,808,990	First American Treasury Obligations Fund, Class X, 5.22% (Cost $9,808,990) (a)	9,808,990

	TOTAL INVESTMENTS - 99.8% (Cost $73,993,794)	$91,424,497
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	212,538
	NET ASSETS - 100.0%	$91,637,035

REIT	- Real Estate Investment Trust

(a)	Rate disclosed is the seven day effective yield as of May 31, 2024.

The accompanying notes are an integral part of these financial statements.

NORTH STAR BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2024

Shares				Fair Value
	PREFERRED STOCKS — 5.2%
	ASSET MANAGEMENT — 1.8%
23,000	Compass Diversified Holdings - Series B, 7.875%			$566,950

	BANKING — 1.7%
21,000	Bank of America Corporation – Series E, 5.917%			510,300

	REAL ESTATE INVESTMENT TRUSTS — 1.7%
27,000	EPR Properties - Series C, 5.750%			520,020

	TOTAL PREFERRED STOCKS (Cost $1,568,200)			1,597,270

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 79.9%
	APPAREL & TEXTILE PRODUCTS — 2.8%
925,000	Under Armour, Inc.	3.2500	06/15/26	873,916

	ASSET MANAGEMENT — 7.5%
500,000	Blackstone Private Credit Fund	2.3500	11/22/24	491,269
600,000	Blackstone Private Credit Fund	2.6250	12/15/26	547,867
1,400,000	Hercules Capital, Inc.	2.6250	09/16/26	1,278,523
				2,317,659
	AUTOMOTIVE — 8.6%
1,350,000	Ford Motor Company	7.1250	11/15/25	1,366,065
1,310,000	Goodyear Tire & Rubber Company (The)	9.5000	05/31/25	1,314,155
				2,680,220
	BANKING — 4.4%
1,500,000	Wintrust Financial Corporation	4.8500	06/06/29	1,366,330

	BIOTECH & PHARMA — 2.6%
800,000	Elanco Animal Health, Inc.	6.6500	08/28/28	809,116

	FOOD — 4.5%
1,400,000	J M Smucker Company (The)	3.5000	03/15/25	1,376,832

The accompanying notes are an integral part of these financial statements.

NORTH STAR BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 79.9% (Continued)
	HEALTH CARE FACILITIES & SERVICES — 4.4%
1,355,000	Owens & Minor, Inc.		4.3750	12/15/24	$1,346,941

	HOME & OFFICE PRODUCTS — 7.2%
1,000,000	ACCO Brands Corporation(a)		4.2500	03/15/29	887,401
1,360,000	Scotts Miracle-Gro Company (The)		5.2500	12/15/26	1,330,502
					2,217,903
	HOME CONSTRUCTION — 3.0%
1,000,000	Interface, Inc.(a)		5.5000	12/01/28	936,047

	HOUSEHOLD PRODUCTS — 3.9%
1,200,000	Energizer Holdings, Inc.(a)		6.5000	12/31/27	1,190,981

	INSTITUTIONAL FINANCIAL SERVICES — 4.5%
1,250,000	Lazard Group, LLC		3.6250	03/01/27	1,190,134
250,000	Mellon Capital IV Series 1(b)	TSFR3M + 0.827%	6.1590	12/20/65	216,946
					1,407,080
	INSURANCE — 4.5%
1,400,000	Old Republic International Corporation		4.8750	10/01/24	1,394,560

	LEISURE FACILITIES & SERVICES — 11.1%
750,000	Brinker International, Inc.(a)		5.0000	10/01/24	747,138
1,000,000	Cedar Fair, L.P. / Canada’s Wonderland Company /		5.3750	04/15/27	981,956
400,000	Las Vegas Sands Corporation		3.2000	08/08/24	399,250
1,321,000	Wendy’s International, LLC		7.0000	12/15/25	1,326,629
					3,454,973
	OIL & GAS PRODUCERS — 7.0%
1,390,000	Gulfport Energy Corporation		8.0000	05/17/26	1,409,600
750,000	Occidental Petroleum Corporation		2.9000	08/15/24	746,817
					2,156,417
	REAL ESTATE INVESTMENT TRUSTS — 3.9%
1,250,000	EPR Properties		4.9500	04/15/28	1,192,941

	TOTAL CORPORATE BONDS (Cost $24,744,631)				24,721,916

The accompanying notes are an integral part of these financial statements.

NORTH STAR BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Principal
Amount ($)		Yield Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 11.1%
	U.S. TREASURY BILLS — 6.3%
500,000	United States Treasury Bill(c)	5.2100	09/12/24	$492,691
500,000	United States Treasury Bill(c)	5.2600	10/10/24	490,667
500,000	United States Treasury Bill(c)	5.2600	10/24/24	489,690
500,000	United States Treasury Bill(c)	5.2700	10/31/24	489,199
				1,962,247

		Coupon Rate
		(%)
	U.S. TREASURY NOTES — 4.8%
500,000	United States Treasury Note	4.2500	09/30/24	498,068
500,000	United States Treasury Note	3.8750	03/31/25	494,595
500,000	United States Treasury Note	3.8750	04/30/25	494,035
				1,486,698

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $3,448,969)			3,448,945

Shares
	SHORT-TERM INVESTMENT — 3.6%
	MONEY MARKET FUND - 3.6%
1,103,595	First American Treasury Obligations Fund, Class X, 5.22% (Cost $1,103,595)(d)			$1,103,595

	TOTAL INVESTMENTS - 99.8% (Cost $30,865,395)			$30,871,726
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%			64,816
	NET ASSETS - 100.0%			$30,936,542

LLC	- Limited Liability Company

REIT	- Real Estate Investment Trust

TSFR3M	- Term Secured Overnight Financing Rate (SOFR) 3 month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of May 31, 2024 the total market value of 144A securities is $3,761,567 or 12.2% of net assets.

(b)	Variable rate security; the rate shown represents the rate on May 31, 2024.

(c)	Zero coupon bond. Rate disclosed is the current yield as of May 31, 2024.

(d)	Rate disclosed is the seven day effective yield as of May 31, 2024.

The accompanying notes are an integral part of these financial statements.

NORTH STAR SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 92.8%
	ASSET MANAGEMENT - 3.7%
18,000	Compass Diversified Holdings	$409,680
22,000	Sprott, Inc.	987,360
		1,397,040
	BANKING - 6.4%
15,500	Bar Harbor Bankshares	407,185
3,710	City Holding Company	379,236
7,715	Lakeland Financial Corporation	478,561
12,000	NBT Bancorp, Inc.	446,160
12,460	QCR Holdings, Inc.	706,109
		2,417,251
	CHEMICALS - 1.9%
6,100	Materion Corporation	697,718

	COMMERCIAL SUPPORT SERVICES - 5.1%
46,861	Hackett Group, Inc. (The)	1,045,469
18,225	V2X, Inc.(a)	876,805
		1,922,274
	E-COMMERCE DISCRETIONARY - 2.4%
45,200	Liquidity Services, Inc.(a)	886,372

	ELECTRICAL EQUIPMENT - 9.1%
27,000	Allient, Inc.	731,700
16,441	Kimball Electronics, Inc.(a)	376,828
53,000	LSI Industries, Inc.	841,640
10,152	OSI Systems, Inc.(a)	1,459,248
		3,409,416
	ENGINEERING & CONSTRUCTION - 8.7%
5,600	Comfort Systems USA, Inc.	1,833,104
17,500	VSE Corporation	1,432,550
		3,265,654
	GAS & WATER UTILITIES - 2.2%
63,000	Global Water Resources, Inc.	813,960

The accompanying notes are an integral part of these financial statements.

NORTH STAR SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 92.8% (Continued)
	HOME CONSTRUCTION - 3.0%
15,980	Skyline Champion Corporation(a)	$1,112,368

	INDUSTRIAL INTERMEDIATE PROD - 4.1%
18,574	AZZ, Inc.	1,557,987

	LEISURE FACILITIES & SERVICES - 4.9%
30,000	Bowlero Corporation	373,500
90,000	Denny’s Corporation(a)	657,000
22,400	Sphere Entertainment Company(a)	817,600
		1,848,100
	LEISURE PRODUCTS - 0.9%
8,800	Johnson Outdoors, Inc., Class A	320,232

	MACHINERY - 3.1%
6,063	Alamo Group, Inc.	1,151,909

	MEDICAL EQUIPMENT & DEVICES - 1.1%
4,675	Haemonetics Corporation(a)	393,074

	OIL & GAS PRODUCERS - 2.5%
5,900	Gulfport Energy Corporation(a)	954,679

	OIL & GAS SERVICES & EQUIPMENT - 9.6%
65,000	Helix Energy Solutions Group, Inc.(a)	748,150
100,000	ProPetro Holding Corporation(a)	958,000
24,200	Thermon Group Holdings, Inc.(a)	816,992
68,500	US Silica Holdings, Inc.(a)	1,061,065
		3,584,207
	RESIDENTIAL REIT - 2.0%
49,561	UMH Properties, Inc.	749,362

	RETAIL - DISCRETIONARY - 5.9%
6,800	Boot Barn Holdings, Inc.(a)	808,724
21,817	Shoe Carnival, Inc.	823,592

The accompanying notes are an integral part of these financial statements.

NORTH STAR SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 92.8% (Continued)
	RETAIL - DISCRETIONARY - 5.9% (Continued)
5,300	Signet Jewelers Ltd.	$580,297
		2,212,613
	SEMICONDUCTORS - 4.2%
7,392	Axcelis Technologies, Inc.(a)	831,526
22,762	Cohu, Inc.(a)	733,847
		1,565,373
	SOFTWARE - 2.0%
61,000	Mitek Systems, Inc.(a)	765,550

	SPECIALTY REIT - 2.0%
55,500	Postal Realty Trust, Inc.	742,590

	STEEL - 1.2%
7,800	Commercial Metals Company	439,296

	TECHNOLOGY HARDWARE - 2.3%
25,718	Vishay Precision Group, Inc.(a)	868,497

	TRANSPORTATION EQUIPMENT - 4.5%
29,400	Blue Bird Corporation(a)	1,676,094

	TOTAL COMMON STOCKS (Cost $21,625,126)	34,751,616

	SHORT-TERM INVESTMENT - 7.2%
	MONEY MARKET FUND - 7.2%
2,684,712	First American Treasury Obligations Fund, Class X, 5.22% (Cost $2,684,712)(b)	2,684,712

	TOTAL INVESTMENTS – 100.0% (Cost $24,309,838)	$37,436,328
	LIABILITIES IN EXCESS OF OTHER ASSETS– (0.0)%	(6,416)
	NET ASSETS - 100.0%	$37,429,912

LTD	- Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of May 31, 2024.

The accompanying notes are an integral part of these financial statements.

North Star Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2024

	North Star	North Star	North Star	North Star
	Opportunity	Micro Cap	Dividend	Bond	North Star Small
	Fund	Fund	Fund	Fund	Cap Value Fund
Assets:
Investments in Unaffiliated Securities at Cost	$78,758,578	$78,836,195	$73,993,794	$30,865,395	$24,309,838
Investments in Unaffiliated Securities at Value	$132,286,888	$116,766,142	$91,424,497	$30,871,726	$37,436,328
Dividends and Interest Receivable	235,624	230,120	252,157	393,865	30,016
Receivable for Securities Sold	—	169,357	88,796	—	—
Receivable for Fund Shares Sold	8,000	63	27,950	30,000	3,231
Prepaid Expenses and Other Assets	25,688	14,104	11,426	12,412	23,050
Total Assets	132,556,200	117,179,786	91,804,826	31,308,003	37,492,625

Liabilities:
Payable for Securities Purchased	280,743	540,359	—	303,703	—
Payable for Fund Shares Redeemed	424	—	12,165	—	279
Investment Advisory Fees Payable	107,294	96,305	77,158	22,184	12,860
Distribution (12b-1) Fees Payable	3,237	—	—	—	6,974
Payable to Related Parties	46,817	33,695	36,874	16,438	20,999
Audit and Tax Fees Payable	8,838	8,882	10,963	6,276	7,833
Accrued Expenses and Other Liabilities	35,565	26,302	30,631	22,860	13,768
Total Liabilities	482,918	705,543	167,791	371,461	62,713

Net Assets	$132,073,282	$116,474,243	$91,637,035	$30,936,542	$37,429,912

Composition of Net Assets:
At May 31, 2024, Net Assets consisted of:
Paid-in-Capital	$74,304,866	$71,759,552	$71,499,150	$34,340,974	$19,799,206
Accumulated Earnings/(Losses)	57,768,416	44,714,691	20,137,885	(3,404,432)	17,630,706
Net Assets	$132,073,282	$116,474,243	$91,637,035	$30,936,542	$37,429,912

Net Asset Value Per Share:
Class I Shares:
Net Assets	$120,566,654	$116,474,243	$91,637,035	$30,936,542
Shares of Beneficial Interest Outstanding ($0 par value, unlimited shares authorized)	7,114,027	2,904,236	4,141,384	3,503,966
Net Asset Value (Net Assets/Shares Outstanding), Offering Price and Redemption Price Per Share*	$16.95	$40.10	$22.13	$8.83

Class A Shares:
Net Assets	$11,506,628
Shares of Beneficial Interest Outstanding ($0 par value, unlimited shares authorized)	674,517
Net Asset Value (Net Assets/Shares Outstanding) and Redemption Price Per Share*	$17.06
Maximum Offering Price Per Share (Maximum Sales Charge of 5.75%)	$18.10

Institutional Class Shares:
Net Assets					$4,299,056
Shares of Beneficial Interest Outstanding ($0 par value, unlimited shares authorized)					272,111
Net Asset Value (Net Assets/Shares Outstanding), Offering Price and Redemption Price Per Share					$15.80

Investor Class Shares:
Net Assets					$33,130,856
Shares of Beneficial Interest Outstanding ($0 par value, unlimited shares authorized)					2,089,064
Net Asset Value (Net Assets/Shares Outstanding), Offering Price and Redemption Price Per Share					$15.86

*	The Fund charges a fee of 2.00% on redemptions of shares held for less than 30 days.

The accompanying notes are an integral part of these financial statements.

North Star Funds
STATEMENTS OF OPERATIONS (Uaudited)
For the Six Months Ended May 31, 2024

					North Star
	North Star	North Star	North Star	North Star	Small Cap
	Opportunity Fund	Micro Cap Fund	Dividend Fund	Bond Fund	Value Fund
Investment Income
Dividends from Unaffiliated Investments	$1,030,945	$1,045,280	$1,555,266	$122,749	$179,618
Interest	496,737	198,094	218,223	792,348	40,633
Total Investment Income	1,527,682	1,243,374	1,773,489	915,097	220,251

Expenses
Investment Advisory Fees	653,283	544,307	448,799	128,881	187,364
Distribution (12b-1) Fees - Class A	16,213	—	—	—	—
Distribution (12b-1) Fees - Investor Class	—	—	—	—	41,651
Administrative Service Fees	63,216	53,462	44,759	24,275	25,925
Third Party Administrative Servicing Fees	59,408	45,742	42,555	15,628	1,498
Accounting Service Fees	28,849	19,446	16,197	8,356	8,497
Registration Fees	19,728	12,261	12,123	12,585	15,699
Transfer Agent Fees	18,070	8,187	12,500	7,900	6,796
Legal Fees	13,345	13,725	13,891	13,224	9,390
Trustees’ Fees and Expenses	12,238	12,390	12,421	12,421	8,427
Audit and Tax Fees	7,996	8,072	7,503	8,148	9,006
Insurance Expense	6,630	4,727	4,758	3,294	2,531
Chief Compliance Officer Fees	5,693	5,597	5,459	3,083	3,173
Printing Expense	4,521	3,249	3,235	1,205	2,334
Custodian Fees	3,727	2,663	3,043	1,523	2,055
Other Expenses	1,326	4,637	4,392	1,098	129
Total Expenses	914,243	738,465	631,635	241,621	324,475
Fees Waived by the Adviser	(26,547)	—	—	—	(102,492)
Net Expenses	887,696	738,465	631,635	241,621	221,983

Net Investment Income (Loss)	639,986	504,909	1,141,854	673,476	(1,732)

Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss):
on Unaffiliated Investments	3,637,883	7,680,108	2,571,600	(1,042,971)	4,627,922
on Affiliated Investments	—	(738,817)	—	—	—
on Foreign Currency Transactions	—	—	(31)	—	550
Total Net Realized Gain (Loss)	3,637,883	6,941,291	2,571,569	(1,042,971)	4,628,472
Net Change in Unrealized Appreciation (Depreciation):
on Unaffiliated Investments	10,426,419	8,922,321	5,358,609	1,247,437	2,239,590
on Affiliated Investments	—	719,291	—	—	—
on Foreign Currency Translations	—	—	23	—	(3)
Total Net Change in Unrealized Appreciation (Depreciation)	10,426,419	9,641,612	5,358,632	1,247,437	2,239,587

Net Realized and Unrealized Gain on Investments	14,064,302	16,582,903	7,930,201	204,466	6,868,059

Net Increase in Net Assets Resulting From Operations	$14,704,288	$17,087,812	$9,072,055	$877,942	$6,866,327

The accompanying notes are an integral part of these financial statements.

North Star Funds
STATEMENTS OF CHANGES IN NET ASSETS

	North Star Opportunity Fund
	For the Six Months	For the Year
	Ended	Ended
	May 31, 2024	November 30, 2023
	(Unaudited)
Operations
Net Investment Income	$639,986	$1,830,317
Net Realized Gain on Investments	3,637,883	1,961,738
Net Change in Unrealized Appreciation (Depreciation) on Investments	10,426,419	(2,261,161)
Net Increase in Net Assets Resulting From Operations	14,704,288	1,530,894

Distributions to Shareholders:
Distributions Paid
Class I	(2,588,078)	(5,349,666)
Class A	(283,113)	(743,561)
Total Distributions Paid	(2,871,191)	(6,093,227)

Capital Shares of Beneficial Interest
Class I Shares:
Proceeds from Shares Sold (73,880 and 187,829 shares, respectively)	1,230,008	2,877,411
Distributions Reinvested (128,726 and 281,389 shares, respectively)	2,025,239	4,254,728
Cost of Shares Redeemed (431,970 and 500,072 shares, respectively)	(7,271,797)	(7,616,496)
Redemption Fee Proceeds	358	3,895
Total Class I Shares	(4,016,192)	(480,462)

Class A Shares:
Proceeds from Shares Sold (563 and 9,278 shares, respectively)	9,376	143,675
Distributions Reinvested (17,718 and 48,411 shares, respectively)	278,967	735,500
Cost of Shares Redeemed (244,190 and 367,336 shares, respectively)	(4,067,291)	(5,615,833)
Redemption Fee Proceeds	7	274
Total Class A Shares	(3,778,941)	(4,736,384)

Net Decrease in Net Assets From Shares of Beneficial Interest	(7,795,133)	(5,216,846)

Total Increase (Decrease) in Net Assets	4,037,964	(9,779,179)

Net Assets
Beginning of Period	128,035,318	137,814,497
End of Period	$132,073,282	$128,035,318

The accompanying notes are an integral part of these financial statements.

North Star Funds
STATEMENTS OF CHANGES IN NET ASSETS

	North Star
	Micro Cap Fund
	For the Six Months	For the Year
	Ended	Ended
	May 31, 2024	November 30, 2023
	(Unaudited)
Operations
Net Investment Income	$504,909	$826,484
Net Realized Gain (Loss) on Investments	6,941,291	(173,498)
Net Change in Unrealized Appreciation (Depreciation) on Investments	9,641,612	7,470,617
Net Increase in Net Assets Resulting From Operations	17,087,812	8,123,603

Distributions to Shareholders:
Class I Shares:
Distributions Paid	(782,956)	(237,830)
Total Distributions to Shareholders	(782,956)	(237,830)

Capital Shares of Beneficial Interest
Class I Shares:
Proceeds from Shares Sold (31,087 and 83,879 shares, respectively)	1,163,526	2,717,433
Distributions Reinvested (17,936 and 6,281 and shares, respectively)	632,956	197,108
Cost of Shares Redeemed (49,291 and 130,149 shares, respectively)	(1,842,123)	(4,249,162)
Redemption Fee Proceeds	103	5
Total Class I Shares	(45,538)	(1,334,616)

Total Increase in Net Assets	16,259,318	6,551,157

Net Assets
Beginning of Period	100,214,925	93,663,768
End of Period	$116,474,243	$100,214,925

The accompanying notes are an integral part of these financial statements.

North Star Funds
STATEMENTS OF CHANGES IN NET ASSETS

	North Star
	Dividend Fund
	For the Six Months	For the Year
	Ended	Ended
	May 31, 2024	November 30, 2023
	(Unaudited)
Operations
Net Investment Income	$1,141,854	$2,213,480
Net Realized Gain on Investments and Foreign Currency Transactions	2,571,569	164,313
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	5,358,632	(5,194,381)
Net Increase (Decrease) in Net Assets Resulting From Operations	9,072,055	(2,816,588)

Distributions to Shareholders:
Class I Shares:
Distributions Paid	(1,845,008)	(5,134,817)
Total Distributions to Shareholders	(1,845,008)	(5,134,817)

Capital Shares of Beneficial Interest
Class I Shares:
Proceeds from Shares Sold (160,538 and 194,450 shares, respectively)	3,506,791	4,050,836
Distributions Reinvested (60,230 and 186,029 shares, respectively)	1,305,346	3,895,799
Cost of Shares Redeemed (132,595 and 235,580 shares, respectively)	(2,892,636)	(4,784,931)
Redemption Fee Proceeds	143	240
Total Class I Shares	1,919,644	3,161,944

Total Increase (Decrease) in Net Assets	9,146,691	(4,789,461)

Net Assets
Beginning of Period	82,490,344	87,279,805
End of Period	$91,637,035	$82,490,344

The accompanying notes are an integral part of these financial statements.

North Star Funds
STATEMENTS OF CHANGES IN NET ASSETS

	North Star
	Bond Fund
	For the Six Months	For the Year
	Ended	Ended
	May 31, 2024	November 30, 2023
	(Unaudited)
Operations
Net Investment Income	$673,476	$949,004
Net Realized Loss on Investments	(1,042,971)	(491,037)
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,247,437	595,416
Net Increase in Net Assets Resulting From Operations	877,942	1,053,383

Distributions to Shareholders:
Class I Shares:
Total Distributions Paid	(687,970)	(900,562)

Capital Shares of Beneficial Interest
Class I Shares:
Proceeds from Shares Sold (253,002 and 333,162 shares, respectively)	2,236,087	2,900,450
Distributions Reinvested (52,956 and 73,750 shares, respectively)	467,756	642,505
Cost of Shares Redeemed (111,431 and 218,938 shares, respectively)	(985,337)	(1,908,370)
Redemption Fee Proceeds	—	4
Total Class I Shares	1,718,506	1,634,589

Total Increase in Net Assets	1,908,478	1,787,410
Net Assets
Beginning of Period	29,028,064	27,240,654
End of Period	$30,936,542	$29,028,064

The accompanying notes are an integral part of these financial statements.

North Star Funds
STATEMENTS OF CHANGES IN NET ASSETS

	North Star
	Small Cap Value Fund
	For the Six Months	For the Period	For the Year
	Ended	Ended	Ended
	May 31, 2024	November 30, 2023 *	January 31, 2023
	(Unaudited)
Operations
Net Investment Income (Loss)	$(1,732)	$(18,727)	$145,368
Net Realized Gain on Investments and Foreign Currency Transactions	4,628,472	1,338,607	9,338,442
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	2,239,587	(4,603,098)	(11,219,799)
Net Increase (Decrease) in Net Assets Resulting From Operations	6,866,327	(3,283,218)	(1,735,989)

Distributions to Shareholders:
Distributions Paid
Institutional Class	—	(373,561)	(1,977,553)
Investor Class	—	(2,961,837)	(6,665,839)
Total Distributions Paid	—	(3,335,398)	(8,643,392)

Capital Shares of Beneficial Interest
Institutional Class Shares:
Proceeds from Shares Sold (16,571, 16,210 and 77,629 shares, respectively)	247,011	232,515	1,347,209
Distributions Reinvested (0, 27,490 and 135,878 shares, respectively)	—	361,492	1,952,563
Cost of Shares Redeemed (47,168, 111,845 and 1,819,201 (b) shares, respectively)	(677,906)	(1,628,067)	(30,141,680	) (a)
Total Institutional Class Shares	(430,895)	(1,034,060)	(26,841,908)

Investor Class Shares:
Proceeds from Shares Sold (30,409, 22,580 and 38,334 (b) shares, respectively)	451,208	337,520	641,095	(a)
Distributions Reinvested (0, 221,195 and 455,336 shares, respectively)	—	2,924,194	6,575,061
Cost of Shares Redeemed (366,529, 496,067 and 1,326,693 shares, respectively)	(5,423,316)	(7,285,006)	(22,365,104)
Total Investor Class Shares	(4,972,108)	(4,023,292)	(15,148,948)

Net Decrease in Net Assets From Shares of Beneficial Interest	(5,403,003)	(5,057,352)	(41,990,856)

Total Increase (Decrease) in Net Assets	1,463,324	(11,675,968)	(52,370,237)

Net Assets
Beginning of Period	35,966,588	47,642,556	100,012,793
End of Period	$37,429,912	$35,966,588	$47,642,556

*	For the period February 1, 2023 to November 30, 2023. The Fund’s fiscal year end changed from January 31 to November 30.

(a)	Includes $2,504 of exchanges from Institutional Class to Investor Class.

(b)	Includes the exchange of 149 shares from Institutional Class to 149 shares of Investor Class.

The accompanying notes are an integral part of these financial statements.

North Star Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	North Star Opportunity Fund
	Class I
	For the Six Months		For the Year	For the Year	For the Year		For the Year	For the Year
	Ended		Ended	Ended	Ended		Ended	Ended
	May 31, 2024		November 30, 2023	November 30, 2022	November 30, 2021		November 30, 2020	November 30, 2019
	(Unaudited)
Net Asset Value, Beginning of Period	$15.52		$16.05	$20.00	$16.71		$14.00	$13.52
Activity From Investment Operations:
Net investment income (a)	0.08		0.22	0.16	0.10		0.13	0.21
Net gain (loss) from securities (both realized and unrealized)	1.71		(0.02)	(3.57)	3.23		2.69	0.99
Total from operations	1.79		0.20	(3.41)	3.33		2.82	1.20
Less Distributions From:
Net investment income	(0.11)		(0.21)	(0.11)	(0.04)		(0.10)	(0.20)
Net realized gains on investments	(0.25)		(0.52)	(0.43)	(0.00	) (b)	—	(0.52)
Return of Capital	—		—	—	—		(0.01)	—
Total Distributions	(0.36)		(0.73)	(0.54)	(0.04)		(0.11)	(0.72)
Redemption Fees	0.00	(b)	0.00 (b)	0.00 (b)	0.00	(b)	—	0.00	(b)
Net Asset Value, End of Period	$16.95		$15.52	$16.05	$20.00		$16.71	$14.00
Total Return (c)	11.68	% (f)	1.37%	(17.48)%	20.00%		20.29%	9.61%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$120,567		$113,975	$118,346	$146,910		$114,330	$93,761
Ratio to average net assets:
Expenses, Gross (d)	1.34	% (g)	1.35%	1.35%	1.27%		1.37%	1.34%
Expenses, Net of waiver or recapture	1.30	% (g)	1.30%	1.30%	1.30%		1.30%	1.34	% (e)
Net investment income	0.98	% (g)	1.44%	0.93%	0.52%		0.90%	1.58%
Portfolio turnover rate	14	% (f)	24%	31%	30%		59%	46%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Less than $0.005 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of the expenses for the year ended November 30, 2020, November 30, 2022 and November 30, 2023, total returns would have been lower. Had the Advisor not recaptured expenses for the year ended November 30, 2021, total return would have been higher.

(d)	Represents the ratio of expenses to average net assets absent any fee waivers, expense reimbursements and/or expense recapture by the Adviser.

(e)	Effective February 19, 2019, the expense limitation was reduced to 1.30%.

(f)	Not annualized.

(g)	Annualized.

The accompanying notes are an integral part of these financial statements.

North Star Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	North Star Opportunity Fund
	Class A
	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Year
	Ended		Ended	Ended	Ended	Ended	Ended
	May 31, 2024		November 30, 2023	November 30, 2022	November 30, 2021	November 30, 2020	November 30, 2019
	(Unaudited)
Net Asset Value, Beginning of Period	$15.62		$16.09	$20.05	$16.76	$14.05	$13.57
Activity From Investment Operations:
Net investment income (a)	0.04		0.18	0.11	0.05	0.10	0.17
Net gain (loss) from securities (both realized and unrealized)	1.73		(0.01)	(3.58)	3.26	2.69	1.00
Total from operations	1.77		0.17	(3.47)	3.31	2.79	1.17
Less Distributions From:
Net investment income	(0.08)		(0.12)	(0.06)	(0.02)	(0.07)	(0.17)
Net realized gains on investments	(0.25)		(0.52)	(0.43)	—	—	(0.52)
Return of Capital	—		—	—	—	(0.01)	—
Total Distributions	(0.33)		(0.64)	(0.49)	(0.02)	(0.08)	(0.69)
Redemption Fees	0.00	(b)	0.00 (b)	—	0.00 (b)	0.00 (b)	0.00	(b)
Net Asset Value, End of Period	17.06		15.62	16.09	20.05	16.76	14.05
Total Return (c)	11.49	% (f)	1.15%	(17.70)%	19.73%	19.99%	9.32%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$11,507		$14,061	$19,469	$31,276	$26,940	$33,143
Ratio to average net assets:
Expenses, Gross (d)	1.59	% (g)	1.60%	1.60%	1.51%	1.62%	1.55%
Expenses, Net of waiver or recapture	1.55	% (g)	1.55%	1.55%	1.54%	1.55%	1.55	% (e)
Net investment income	0.71	% (g)	1.17%	0.65%	0.26%	0.67%	1.27%
Portfolio turnover rate	14	% (f)	24%	31%	30%	59%	46%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Less than $0.005 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of the expenses for the year ended November 30, 2019, November 30, 2020, November 30, 2022 and November 30, 2023, total returns would have been lower. Had the Advisor not recaptured expenses for the year ended November 30, 2021, total return would have been higher.

(d)	Represents the ratio of expenses to average net assets absent any fee waivers, expense reimbursements and/or expense recapture by the Adviser.

(e)	Effective February 19, 2019, the expense limitation was reduced to 1.55%.

(f)	Not annualized.

(g)	Annualized.

The accompanying notes are an integral part of these financial statements.

North Star Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	North Star Micro Cap Fund
	Class I
	For the Six Months		For the Year	For the Year	For the Year		For the Year		For the Year
	Ended		Ended	Ended	Ended		Ended		Ended
	May 31, 2024		November 30, 2023	November 30, 2022	November 30, 2021		November 30, 2020		November 30, 2019
	(Unaudited)
Net Asset Value, Beginning of Period	$34.50		$31.81	$41.77	$35.74		$26.11		$26.86
Activity From Investment Operations:
Net investment income (loss) (a)	0.17		0.28	0.19	(0.00	) (b)	(0.00	) (b)	0.00 (b)
Net gain (loss) from securities (both realized and unrealized)	5.70		2.49	(8.80)	6.03		9.76		0.97
Total from operations	5.87		2.77	(8.61)	6.03		9.76		0.97
Less Distributions From:
Net investment income	(0.27)		(0.08)	(0.10)	(0.00	) (b)	(0.08)		(0.04)
Net realized gains on investments	—		—	(1.25)	—		—		(1.62)
Return of Capital	—		—	—	—		(0.05)		(0.06)
Total Distributions	(0.27)		(0.08)	(1.35)	(0.00)		(0.13)		(1.72)
Redemption Fees	0.00	(b)	0.00 (b)	0.00 (b)	0.00	(b)	0.00	(b)	—
Net Asset Value, End of Period	$40.10		$34.50	$31.81	$41.77		$35.74		$26.11
Total Return (c)	17.12	% (e)	8.74%	(21.34)%	16.88%		37.57%		4.26%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$116,474		$100,215	$93,664	$126,281		$97,262		$74,391
Ratio to average net assets:
Expenses	1.34	% (f)	1.38%	1.41%	1.29%		1.38%		1.43%
Net investment income (loss)	0.92	% (f)	0.85%	0.55%	(0.01)%		(0.00	)% (d)	0.02%
Portfolio turnover rate	14	% (e)	18%	11%	9%		35%		22%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Less than $0.005 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(d)	Less than 0.005%.

(e)	Not annualized.

(f)	Annualized.

The accompanying notes are an integral part of these financial statements.

North Star Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	North Star Dividend Fund
	Class I
	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Year
	Ended		Ended	Ended	Ended	Ended	Ended
	May 31, 2024		November 30, 2023	November 30, 2022	November 30, 2021	November 30, 2020	November 30, 2019
	(Unaudited)
Net Asset Value, Beginning of Period	$20.35		$22.33	$23.43	$20.05	$20.35	$20.09
Activity From Investment Operations:
Net investment income (a)	0.28		0.54	0.53	0.43	0.37	0.52
Net gain (loss) from securities (both realized and unrealized)	1.73		(1.23)	(0.76)	3.32	(0.35)	1.04
Total from operations	2.01		(0.69)	(0.23)	3.75	0.02	1.56
Less Distributions From:
Net investment income	(0.23)		(0.50)	(0.48)	(0.37)	(0.30)	(0.51)
Net realized gains on investments	—		(0.79)	(0.39)	—	—	(0.78)
Return of Capital	—		—	—	—	(0.02)	(0.01)
Total Distributions	(0.23)		(1.29)	(0.87)	(0.37)	(0.32)	(1.30)
Redemption Fees (b)	0.00		0.00	0.00	0.00	0.00	0.00
Net Asset Value, End of Period	$22.13		$20.35	$22.33	$23.43	$20.05	$20.35
Total Return (c)	11.02	% (d)	(3.14)%	(0.96)%	18.70%	0.36%	8.46%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$91,637		$82,490	$87,280	$88,006	$75,296	$80,245
Ratio to average net assets:
Expenses	1.41	% (e)	1.45%	1.45%	1.36%	1.48%	1.43%
Net investment income	2.54	% (e)	2.63%	2.40%	1.79%	2.08%	2.73%
Portfolio turnover rate	24	% (d)	23%	22%	12%	54%	15%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Less than $0.005 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(d)	Not annualized.

(e)	Annualized.

The accompanying notes are an integral part of these financial statements.

North Star Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	North Star Bond Fund
	Class I
	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Year
	Ended		Ended	Ended	Ended	Ended	Ended
	May 31, 2024		November 30, 2023	November 30, 2022	November 30, 2021	November 30, 2020	November 30, 2019
	(Unaudited)
Net Asset Value, Beginning of Period	$8.77		$8.73	$9.49	$9.49	$9.69	$9.44
Activity From Investment Operations:
Net investment income (a)	0.22		0.30	0.22	0.25	0.31	0.34
Net gain (loss) from securities (both realized and unrealized)	0.17		0.03	(0.76)	0.02	(0.22)	0.25
Total from operations	0.39		0.33	(0.54)	0.27	0.09	0.59
Less Distributions From:
Net investment income	(0.33)		(0.29)	(0.22)	(0.27)	(0.29)	(0.34)
Total Distributions	(0.33)		(0.29)	(0.22)	(0.27)	(0.29)	(0.34)
Redemption Fees	—		0.00 (b)	—	—	0.00 (b)	0.00 (b)
Net Asset Value, End of Period	$8.83		$8.77	$8.73	$9.49	$9.49	$9.69
Total Return (c)	2.99	% (e)	3.82%	(5.69)%	2.85%	1.07%	6.29%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$30,937		$29,028	$27,241	$31,113	$27,837	$25,584
Ratio to average net assets:
Expenses, Gross (d)	1.59	% (f)	1.65%	1.63%	1.59%	1.63%	1.63%
Expenses, Net of expense waiver or recapture	1.59	% (f)	1.65%	1.63%	1.59%	1.63%	1.63%
Net investment income	4.44	% (f)	3.48%	2.48%	2.56%	3.35%	3.55%
Portfolio turnover rate	18	% (e)	48%	27%	42%	55%	33%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Less than $0.005 per share.

(c)	Total return represents aggregate total return based on Net Asset Value. Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(d)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or recapture by the Adviser.

(e)	Not annualized.

(f)	Annualized.

The accompanying notes are an integral part of these financial statements.

North Star Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	North Star Small Cap Value Fund
	Investor Class
	For the Six Months		For the Period		For the Year	For the Year		For the Year	For the Year	For the Year
	Ended		Ended		Ended	Ended		Ended	Ended	Ended
	May 31, 2024		November 30, 2023 *		January 31, 2023	January 31, 2022		January 31, 2021	January 31, 2020	January 31, 2019
	(Unaudited)
Net Asset Value, Beginning of Period	$13.19		$15.64		$18.23	$20.49		$18.80	$18.71	$23.87
Activity From Investment Operations:
Net investment income (loss) (a)	—		(0.01)		0.02	0.00	(b)	0.05	0.07	(0.02)
Net gain (loss) from securities (both realized and unrealized)	2.67		(1.11)		0.21	5.12		1.83	0.43	(2.74)
Total from operations	2.67		(1.12)		0.23	5.12		1.88	0.50	(2.76)
Less Distributions From:
Net investment income	—		(0.03)		(0.05)	(0.00	) (b)	(0.19)	(0.02)	—
Net realized gains on investments	—		(1.30)		(2.77)	(7.38)		—	(0.39)	(2.40)
Total Distributions	—		(1.33)		(2.82)	(7.38)		(0.19)	(0.41)	(2.40)
Redemption Fees (i)	—		—		—	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)
Net Asset Value, End of Period	$15.86		$13.19		$15.64	$18.23		$20.49	$18.80	$18.71
Total Return (c)	20.24	% (e)	(7.18	)% (e)	2.55%	23.66%		10.04%	2.55%	(10.27)%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$33,131		$31,993		$41,871	$64		$71,784	$177,627	$422,206
Ratio to average net assets:
Expenses, Gross (d)	1.76	% (f)	1.88	% (f)	1.47%	1.38%		1.35%	1.30%	1.27%
Expenses, Net of expense waiver or recapture (h)	1.21	% (f)	1.21	% (f)	1.21%	1.21%		1.21%	1.21%	1.27%
Net investment income (loss)	(0.04	)% (f)	(0.08	)% (f)	0.13%	0.00	% (g)	0.30%	0.36%	(0.09)%
Portfolio turnover rate	21	% (e)	6	% (e)	28%	71%		66%	57%	46%

*	For the period February 1, 2023 to November 30, 2023. The Fund’s fiscal year end changed from January 31 to November 30, effective February 1, 2023.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Less than $0.005 per share.

(c)	Total return represents aggregate total return based on Net Asset Value. Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(d)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or recapture by the Adviser.

(e)	Not annualized.

(f)	Annualized.

(g)	Less than 0.005%.

(h)	Effective December 31, 2018, the Advisor has agreed to waive a portion of its fees.

(i)	Prior to June 1, 2021, shares were subject to a redemption fee of 2% if redeemed after holding them for 90 days or less.

The accompanying notes are an integral part of these financial statements.

North Star Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	North Star Small Cap Value Fund
	Institutional Class
	For the Six Months		For the Period		For the Year	For the Year	For the Year	For the Year	For the Period
	Ended		Ended		Ended	Ended	Ended	Ended	Ended
	May 31, 2024		November 30, 2023 *		January 31, 2023	January 31, 2022	January 31, 2021	January 31, 2020	January 31, 2019 **
	(Unaudited)
Net Asset Value, Beginning of Period	$13.13		$15.56		$18.22	$20.53	$18.83	$18.70	$16.71
Activity From Investment Operations:
Net investment income (a)	0.01		0.02		0.06	0.05	0.09	0.11	0.00	(b)
Net gain (loss) from securities (both realized and unrealized)	2.66		(1.10)		0.19	5.14	1.84	0.43	1.99
Total from operations	2.67		(1.08)		0.25	5.19	1.93	0.54	1.99
Less Distributions From:
Net investment income	—		(0.05)		(0.14)	(0.12)	(0.23)	(0.02)	—
Net realized gains on investments	—		(1.30)		(2.77)	(7.38)	—	(0.39)	—
Total Distributions	—		(1.35)		(2.91)	(7.50)	(0.23)	(0.41)	—
Redemption Fees (h)	—		—		—	0.00 (b)	0.00 (b)	0.00 (b)
Net Asset Value, End of Period	$15.80		$13.13		$15.56	$18.22	$20.53	$18.83	$18.70
Total Return (c)	20.34	% (e)	(6.95	)% (e)	2.71%	23.92%	10.33%	2.80%	11.91	% (e)
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$4,299		$3,974		$5,771	$36,005	$96,863	$132,207	$7,741
Ratio to average net assets:
Expenses, Gross (d)	1.52	% (f)	1.73	% (f)	1.45%	1.38%	1.35%	1.30%	1.37	% (f)
Expenses, Net of expense waiver or recapture (g)	0.98	% (f)	0.98	% (f)	0.98%	0.98%	0.98%	0.98%	0.98	% (f)
Net investment income	0.20	% (f)	0.14	% (f)	0.34%	0.20%	0.52%	0.55%	0.16	% (f)
Portfolio turnover rate	21	% (e)	6	% (e)	28%	71%	66%	57%	46	% (e)

*	For the period February 1, 2023 to November 30, 2023. The Fund’s fiscal year end changed from January 31 to November 30, effective February 1, 2023.

**	Commencement of operations was December 31, 2018.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Less than $0.005 per share.

(c)	Total return represents aggregate total return based on Net Asset Value. Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(d)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or recapture by the Adviser.

(e)	Not annualized.

(f)	Annualized.

(g)	Effective December 31, 2018, the Advisor has agreed to waive a portion of its fees

(h)	Prior to June 1, 2021, shares were subject to a redemption fee of 2% if redeemed after holding them for 90 days or less.

The accompanying notes are an integral part of these financial statements.

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
May 31, 2024

1.	ORGANIZATION

The North Star Opportunity Fund, the North Star Micro Cap Fund, the North Star Dividend Fund, the North Star Bond Fund and the North Star Small Cap Value Fund (each a “Fund,” and together the “Funds”) are each a series of shares of beneficial interest of the Northern Lights Fund Trust II (the “Trust”), a trust organized under the laws of the State of Delaware on August 26, 2010, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open- ended management investment companies.

The Trust acquired the Walthausen Small Cap Value Fund (the “Predecessor Fund”), in a tax-free reorganization as of the close of business on May 12, 2023 (the “Reorganization”) and changed its name to the North Star Small Cap Value Fund. As a series of the Trust, the North Star Small Cap Value Fund is a continuation of the Predecessor Fund, and has adopted its financial reporting history. The Fund changed its year end to November 30 from January 31.

The diversification policy of each Fund is as follows:

Fund
North Star Opportunity Fund	Diversified
North Star Micro Cap Fund	Diversified
North Star Dividend Fund	Diversified
North Star Bond Fund	Diversified
North Star Small Cap Value Fund	Diversified

The investment objective of each Fund is as follows:

Fund	Primary Objective
North Star Opportunity Fund	To seek long-term capital appreciation
North Star Micro Cap Fund	Capital appreciation and to derive income from short term liquid securities
North Star Dividend Fund	To generate dividend income and to seek capital appreciation
North Star Bond Fund	To generate income, with preservation of capital
North Star Small Cap Value Fund	To seek long-term capital appreciation

The North Star Micro Cap Fund is the successor to the Kuby Gottlieb Special Value Fund, L.P. (the “Predecessor Micro Cap Fund”), which transferred its assets to the North Star Micro Cap Fund in connection with the North Star Micro Cap Fund’s commencement of operations. The North Star Dividend Fund is the successor to the North Star Dividend Fund, L.P. (the “Predecessor Dividend Fund”), which transferred its assets to the North Star Dividend Fund in connection with the North Star Dividend Fund’s commencement of operations. The North Star Opportunity Fund is the successor to the North Star Opportunity Fund, L.P. (the “Predecessor North Star Opportunity Fund”), which transferred its assets to the Fund in connection with the North Star Opportunity Fund’s commencement of operations. The Predecessor Funds were managed by the same adviser who currently manages the Funds, and have substantially similar investment objectives and strategies to those of the Funds.

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2024

Each Fund commenced operations on the following dates:

Fund	Date
North Star Opportunity Fund	December 15, 2011
North Star Micro Cap Fund	May 31, 2013
North Star Dividend Fund	May 31, 2013
North Star Bond Fund	December 19, 2014
North Star Small Cap Value Fund	February 1, 2008 (Commencement of operations of the Predecessor Fund)

The North Star Micro Cap Fund, the North Star Dividend Fund and the North Star Bond Fund currently offer Class I shares. The North Star Opportunity Fund currently offers Class I and Class A shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Class I shares are offered at net asset value. The North Star Small Cap Value Fund currently offers Investor Class and Institutional Class shares, both classes are offered at net asset value. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent approximate fair value. Debt securities (other than short- term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Funds may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Funds’ holding. Investments in open-ended investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2024

issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process –The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2024

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2024 for the Funds’ investments measured at fair value:

North Star Opportunity Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$111,629,530	$—	$—	$111,629,530
Preferred Stocks	1,479,000	—	—	1,479,000
Corporate Bonds	—	3,835,842	—	3,835,842
U.S. Government & Agencies	—	9,818,756	—	9,818,756
Short-Term Investment	5,523,760	—	—	5,523,760
Total	$118,632,290	$13,654,598	$—	$132,286,888

North Star Micro Cap Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$105,612,422	—	$—	$105,612,422
Short-Term Investment	11,153,720	—	—	11,153,720
Total	$116,766,142	$—	$—	$116,766,142

North Star Dividend Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$80,726,707	$—	$—	$80,726,707
Preferred Stock	888,800	—	—	888,800
Short-Term Investment	9,808,990	—	—	9,808,990
Total	$91,424,497	$—	$—	$91,424,497

North Star Bond Fund

Assets *	Level 1	Level 2	Level 3	Total
Preferred Stocks	$1,597,270	$—	$—	$1,597,270
Corporate Bonds	—	24,721,916	—	24,721,916
U.S. Government & Agencies	—	3,448,945	—	3,448,945
Short-Term Investment	1,103,595	—	—	1,103,595
Total	$2,700,865	$28,170,861	$—	$30,871,726

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2024

North Star Small Cap Value Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$34,751,616	$—	$—	$34,751,616
Short-Term Investment	2,684,712	—	—	2,684,712
Total	$37,436,328	$—	$—	$37,436,328

The Funds did not hold any Level 3 securities during the period.

*	Refer to the Schedules of Investments for security classifications.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years November 30, 2021 to November 30, 2023 or expected to be taken in the Fund’s November 30, 2024 tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Fund may make significant investments. However, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – The following table summarizes each Fund’s Investment Income and Capital Gain declaration policy:

Fund	Income Dividends	Capital Gains
North Star Opportunity Fund	Quarterly	Annually
North Star Micro Cap Fund	Annually	Annually
North Star Dividend Fund	Monthly	Annually
North Star Bond Fund	Monthly	Annually
North Star Small Cap Value Fund	Annually	Annually

Each Fund records dividends and distributions to its shareholders on the ex-dividend date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2024

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – North Star Investment Management Corp. serves as the Funds’ Investment Adviser (the “Adviser”). Pursuant to an Investment Advisory Agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of the average daily net assets of each Fund:

Fund	Advisory Fee
North Star Opportunity Fund	1.00% on the first $100 million in net assets
0.90% on net assets greater than $100 million
North Star Micro Cap Fund	1.00% on the first $100 million in net assets
0.90% on net assets greater than $100 million
North Star Dividend Fund	1.00% on the first $100 million in net assets
0.90% on net assets greater than $100 million
North Star Bond Fund	0.85%
North Star Small Cap Value Fund	1.00%

For the period ended May 31, 2024, the Adviser earned advisory fees of:

Fund	Advisory Fee
North Star Opportunity Fund	$653,282
North Star Micro Cap Fund	544,307
North Star Dividend Fund	448,799
North Star Bond Fund	128,881
North Star Small Cap Value Fund	187,365

The Adviser has contractually agreed, at least until March 31, 2025 for North Star Opportunity, North Star Micro Cap, North Star Dividend and North Star Bond Funds, to waive all or part of its management fees and/or make payments to limit Funds expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation) so that the total annual operating expenses of the Funds do not exceed 1.55% and 1.30% of the North Star Opportunity Fund’s average net assets, for Class A and Class I shares, respectively, 1.74% of the North Star Micro Cap Fund’s average net assets for Class I shares, 1.74% of the North Star Dividend Fund’s average net assets for Class I shares and 1.79% of the North Star Bond Fund’s average net assets for Class I shares. For the six months ended May 31, 2024, the Adviser waived fees in the amount of $26,547 for the Opportunity Fund.

The Adviser has agreed contractually, at least until May 31, 2025 for North Star Small Cap Value Fund to waive its management fee and to reimburse operating expenses (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) such that net annual fund operating expenses of the Fund

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2024

do not exceed 0.98% and 1.21% of the North Star Small Cap Value Fund’s average net assets for Institutional Class and Investor Class shares, respectively. For the six months ended May 31, 2024, the Adviser waived fees in the amount of $102,492 for the Small Cap Value Fund.

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s Operating Expenses are subsequently lower than their respective expense limitation, the Adviser shall be entitled to recapture by the Funds for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Funds expenses to exceed their respective expense limitation. If Fund Operating Expenses subsequently exceed 1.55% and 1.30% of the North Star Opportunity Fund’s Class A and Class I shares respectively, 1.74% of the North Star Micro Cap Fund’s and North Star Dividend Fund’s Class I shares, 1.79% of the North Star Bond Fund’s Class I shares and 0.98% and 1.21% of the North Star Small Cap Value Fund’s average daily net assets for Institutional Class and Investor Class shares per annum of the average daily net assets, the reimbursements shall be suspended.

The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement.) The Adviser may recapture expenses only if the expenses are below the expense limitation at the time of the waiver, for North Star Opportunity Fund. The Board may terminate this expense reimbursement arrangement at any time. For the fiscal year ended November 30, 2023, the North Star Micro Cap, North Star Dividend and North Star Bond Funds had no recapture available. Cumulative expenses subject to recapture pursuant to the aforementioned conditions as of November 30, 2023 will expire on November 30 of the following years:

Fund	Amount	Expiring
North Star Opportunity Fund	$70,810	2025
	$64,483	2026
North Star Small Cap Value Fund	$130,403	2026

Despite the contractual terms, the Adviser has determined and represented to the North Star Small Cap Value Fund that it will not seek to recoup any waived fees or expenses reimbursed prior to the close of the reorganization on May 12, 2023.

Distributor – The Board has adopted the Trust’s Master Distribution and Shareholder Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board of Trustees of the Northern Lights Fund Trust II has adopted, on behalf of the North Star Opportunity Fund and the North Star Small Cap Value Fund, a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services. Under the Plan, the Funds are permitted to pay 0.25% per year of the average daily net assets of Class A shares and Investor Class shares for such distribution and shareholder service activities. For the six months ended May 31, 2024, the North Star Opportunity Fund Class A shares incurred $16,213 in distribution fees and the North Star Small Cap Value Investor Class shares incurred $41,651 in distribution fees.

The Distributor acts as the Funds’ principal underwriter in a continuous offering of each Fund’s shares For the six months ended May 31, 2024, the Distributor received $511 in underwriting commissions, of which $48 was retained by the principal underwriter for sales of the North Star Opportunity Fund’s Class A shares.

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2024

During the six months ended May 31, 2024, NewEdge Group, a registered broker/dealer and an affiliate of the Funds, executed trades on behalf of the Funds. These trades were cleared through National Financial Services, LLC. During the six months ended May 31, 2024, NewEdge Group received trade commissions as follows:

Fund	Amount
North Star Opportunity Fund	$25,116
North Star Micro Cap Fund	$13,805
North Star Dividend Fund	$16,042
North Star Bond Fund	$1,475

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended May 31, 2024 were as follows:

Fund	Purchases	Sales
North Star Opportunity Fund	$16,581,490	$28,330,938
North Star Micro Cap Fund	13,966,699	19,393,816
North Star Dividend Fund	19,492,271	20,311,892
North Star Bond Fund	6,029,522	4,182,012
North Star Small Cap Value Fund	7,488,633	12,966,381

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of May 31, 2024, NFS LLC held approximately 72.0% of the voting securities of the North Star Opportunity Fund, 70.2% of the North Star Micro Cap Fund, 78.9% of the North Star Dividend Fund, 81.0% of the North Star Bond Fund and 53.2% of the North Star Small Cap Value Fund. As of May 31, 2024, Charles Schwab held approximately 32.4% of the voting securities of the North Star Small Cap Value Fund. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also beneficially owned by NFS LLC or Charles Schwab.

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2024

6.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 2.00% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days. The redemption fee is paid directly to the Funds. For the period ended May 31, 2024, the North Star Opportunity Fund had $7 and $358 in redemption fees for Class A and Class I, respectively. The North Star Micro Cap Fund had $103 in redemption fees, the North Star Dividend Fund had $143 in redemption fees and the North Star Bond Fund had $0 in redemption fees. Effective June 1, 2021, the North Star Small Cap Value Fund eliminated the redemption fee.

7.	INVESTMENTS IN AFFILIATED ISSUERS

An affiliated issuer is an issuer in which the Fund has ownership of at least 5% of the voting securities. Issuers which are affiliates of the North Star Micro Cap Fund at May 31, 2024, are noted in the Fund’s Schedule of Investments.

Transactions during the period with companies which are affiliates are as follows:

North Star Micro Cap Fund

Net Change in
				Dividends		Unrealized
	Fair Value			Credited to	Realized	Appreciation	Fair Value
Description	11/30/2023	Purchases	Sales	Income	Gain/(Loss)	(Depreciation)	5/31/2024
Truett-Hurst, Inc. - Class A	$75,314	$—	$55,788	$—	$(738,817)	$719,291	$—

8.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at May 31, 2024, were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
North Star Opportunity Fund	$78,135,062	$55,256,591	$(1,104,765)	$54,151,826
North Star Micro Cap Fund	79,067,874	41,463,397	(3,765,129)	37,698,268
North Star Dividend Fund	74,011,641	20,130,556	(2,717,700)	17,412,856
North Star Bond Fund	30,782,868	318,534	(229,676)	88,858
North Star Small Cap Value Fund	24,432,359	13,557,042	(553,073)	13,003,969

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2024

9.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions for the following years were as follows:

	For the period ended November 30, 2023
	Ordinary	Long-Term
Fund	Income	Capital Gains	Total
North Star Opportunity Fund	$1,655,854	$4,437,373	$6,093,227
North Star Micro Cap Fund	237,830	—	237,830
North Star Dividend Fund	2,073,985	3,060,832	5,134,817
North Star Bond Fund	900,562	—	900,562
North Star Small Cap Value Fund	75,442	3,259,956	3,335,398

	For the period ended November 30, 2022
	Ordinary	Long-Term
	Income	Capital Gains	Total
North Star Opportunity Fund	$563,337	$4,128,956	$4,692,293
North Star Micro Cap Fund	319,631	3,789,766	4,109,397
North Star Dividend Fund	1,462,632	1,859,803	3,322,435
North Star Bond Fund	716,355	—	716,355

	For the period ended January 31, 2023
	Ordinary	Long-Term
	Income	Capital Gains	Total
North Star Small Cap Value Fund	$3,345,186	$5,298,206	$8,643,392

As of November 30, 2023, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Fund	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
North Star Opportunity Fund	$220,724	$2,041,067	$—	$—	$(51,879)	$43,725,407	$45,935,319
North Star Micro Cap Fund	761,299	—	—	(639,799)	231,679	28,056,656	28,409,835
North Star Dividend Fund	296,102	540,143	—	—	20,369	12,054,224	12,910,838
North Star Bond Fund	24,177	—	—	(2,460,002)	—	(1,158,579)	(3,594,404)
North Star Small Cap Value Fund	—	—	—	—	—	10,764,379	10,764,379

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed ordinary income (loss) and accumulated net realized gain (loss) from investments is primarily attributable to the tax deferral of losses on wash sales, adjustments for tax gain/loss due to the Funds’ conversion from limited partnerships, unamortized organizational costs from fund mergers and tax adjustments for real estate investment trusts, trust preferred securities, C- Corporations with return of capital distributions and perpetual bonds. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency gains (losses) of $(23) for North Star Dividend Fund.

At November 30, 2023, the following Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
Fund	Short-Term	Long-Term	Total	CLCF Utilized
North Star Micro Cap Fund	$639,799	$—	$639,799	$—
North Star Bond Fund	930,087	1,529,915	2,460,002	—

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2024

During the fiscal period ended November 30, 2023, certain of the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to net operating losses, use of tax equalization credits, and adjustments for the tax gain/loss due to the Funds’ conversion from limited partnerships, resulted in reclassification for the following Funds for the year ended November 30, 2023, as follows:

Fund	Paid In Capital	Accumulated Earnings (Losses)
North Star Opportunity Fund	$87,146	$(87,146)
North Star Micro Cap Fund	—	—
North Star Dividend Fund	(117,213)	117,213
North Star Bond Fund	—	—
North Star Small Cap Value Fund	526,776	(526,776)

10.	SUBSEQUENT EVENTS

Subsequent events have been evaluated from the date of the Statement of Assets and Liabilities through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Privacy Policy

Rev. May 2021

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-631-490-4300

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

Proxy Voting Policy

Information regarding how the Funds vote proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 855-580- 0900 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

Investment Adviser

North Star Investment Management Corp.

20 N. Wacker Drive #1416

Chicago, IL 60606

Administrator

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)       Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By (Signature and Title)
/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	8.5.24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	8.5.24

By (Signature and Title)
/s/ Erik Naviloff
Erik Naviloff, Principal Financial Officer/Treasurer

Date	8.5.24